Loans Receivable, Net	12 Months Ended
Dec. 31, 2022
Loans Receivable, Net
Loans Receivable, Net

11. Loans Receivable, Net

Loans receivable as of December 31, 2021 and 2022 consist of the following:

	As of December 31,
	(Amount in Thousands)
	2021	2022	2022
	RMB	RMB	US$
Loans receivable:
-Within credit term	536,758	289,981	42,043
-Past due	152,934	269,658	39,097
Total loans receivable	689,692	559,639	81,140
Allowance for credit losses	(93,926)	(93,859)	(13,608)
Loans receivable, net	595,766	465,780	67,532

The loan interest rates range between 3% and 18% for the years ended December 31, 2022. Majority of loans were short-term loans and recorded within loans receivables, net, and long-term loans of RMB66.0 million and RMB62.0 million were recorded in other non-current assets as of December 31, 2021 and 2022, respectively. RMB620.8 million and RMB580.3 million of the loans is secured by collateral as of December 31, 2021 and 2022 respectively. The Group also purchased past due loans from third parties with the amount of RMB77.5 million and RMB64.8 million for the years ended December 31, 2021 and 2022, respectively. The purchased past due loans of RMB58.5 million and RMB13.0 million were collected or transferred to other investors, for the years ended December 31, 2021 and 2022, respectively.

The following table presents the activity in the allowance for loan losses as of and for the years ended December 31, 2021 and 2022.

RMB
(Amount in Thousands)
Loans receivable—January 1 2021	5,863
Provisions	99,057
Reversal of allowance provided	(5,863)
Write off	(5,131)
Loans receivable—December 31, 2021	93,926
Provisions	681
Write off	(748)
Loans receivable—December 31, 2022	93,859